Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA  19103-7018
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com
Kenneth L. Greenberg
KGreenberg@stradley.com
215.564.8149
March 25, 2021
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303

Re: Allianz Variable Insurance Products Trust (File Nos. 333-239299 and 811-9491)
      Allianz Variable Insurance Products Fund of Funds Trust (File Nos. 333-119867 and 811-21624)
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:
Submitted herewith for filing electronically via the EDGAR system, on behalf of Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust (the “Registrants”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Joint Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy card and voting instruction card to be used in connection with the special joint meeting of shareholders (the “Meeting”).

The Meeting is anticipated to be held on or about June 3, 2021.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about April 9, 2021.  As described in the preliminary proxy statement, among the items to be considered by shareholders of the series of the Registrants at the Meeting are:
1.	the election of individuals to service on the board of trustees of each Registrant;
2.	the approval of amended fundamental restrictions regarding investments in commodities; and
3.	the approval of am ended fundamental restrictions regarding borrowing.

Philadelphia, PA ● Malvern, PA ● New York, NY ● Wilmington, DE ● Cherry Hill, NJ ● Chicago, IL ● Washington, DC
A Pennsylvania Limited Liability Partnership

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8149 or, in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.
Sincerely yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

cc:            Erik T. Nelson

Philadelphia, PA ● Malvern, PA ● New York, NY ● Wilmington, DE ● Cherry Hill, NJ ● Chicago, IL ● Washington, DC
A Pennsylvania Limited Liability Partnership